Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted earnings (loss) per common share ("EPS") are calculated as follows:

	Quarter Ended September 30,		Nine Months Ended September 30,
(In thousands, except per share amounts)	2013	2012	2013	2012
Net income (loss)	$(17,814)	$(66,754)	$15,663	$(72,388)

Weighted average common shares outstanding (used to calculate basic EPS)	46,633	46,141	46,495	45,975
Dilutive effect of stock options and other stock awards	—	—	940	—
Weighted average common shares outstanding (used to calculate diluted EPS)	46,633	46,141	47,435	45,975

Earnings (loss) per common share – basic	$(0.38)	$(1.45)	$0.34	$(1.57)
Earnings (loss) per common share – diluted	$(0.38)	$(1.45)	$0.33	$(1.57)